Net Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net income attributable to Magic shareholders	$ 19,883	$ 15,442	$ 14,169
Accretion of redeemable non-controlling interests	(1,726)		(2,262)
Net income attributable to Magic shareholders after accretion of redeemable non-controlling interests	$ 18,157	$ 15,442	$ 11,907
Weighted average Ordinary shares outstanding:
Denominator for basic net earnings per share	46,665,042	44,435,671	44,347,083
Effect of dilutive securities	131,648	161,548	168,953
Denominator for diluted net earnings per share	46,796,690	44,597,219	44,516,036
Basic and Diluted earnings per share	$ 0.39	$ 0.35	$ 0.27